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                                                                  HARTFORD LIFE






May 21, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:  First Fortis Life Insurance Company
     Separate Account A ("Registrant")
     TD Waterhouse variable annuity
     File No. 333-20343

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of Separate Account A and First Fortis Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus incorporated by reference contained in Post Effective Amendment No.8 to the registration statement for the Company and the Separate Account A which became effective May 19, 2003.

If you have any questions, please feel free to contact me at (860) 843-8336.

Very truly yours,

/s/ Shane Daly

Shane Daly
Assistant Counsel

Enclosure